GREAT-WEST FUNDS, INC.

(“Great-West Funds”)

Great-West Conservative Profile I Fund Initial Class Ticker: MXVPX	Great-West Moderately Aggressive Profile I Fund Initial Class Ticker: MXRPX
Great-West Moderately Conservative Profile I Fund Initial Class Ticker: MXTPX	Great-West Aggressive Profile I Fund Initial Class Ticker: MXPPX
Great-West Moderate Profile I Fund Initial Class Ticker: MXOPX

(the “Fund(s)”)

Supplement dated March 20, 2017 to the Prospectus and Summary Prospectuses for

the Funds, each dated May 1, 2016, as supplemented.

Notice of Merger

On February 23, 2017, the Board of Directors of Great-West Funds, including a majority of its directors who are not “interested persons” of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved an Agreement and Plan of Reorganization that merges each separate series of Great-West Profile I Funds (each a “Target Fund” and collectively the “Target Funds”) into the corresponding separate series of Great-West Profile II Funds (each an “Acquiring Fund” and collectively the “Acquiring Funds”) (the “Merger”). The Merger does not require shareholder approval. It is anticipated that the Merger will be a tax-free reorganization for U.S. federal income tax purposes.

Target Fund	Acquiring Fund
Great-West Aggressive Profile I Fund	Great-West Aggressive Profile II Fund
Great-West Conservative Profile I Fund	Great-West Conservative Profile II Fund
Great-West Moderate Profile I Fund	Great-West Moderate Profile II Fund
Great-West Moderately Aggressive Profile I Fund	Great-West Moderately Aggressive Profile II Fund
Great-West Moderately Conservative Profile I Fund	Great-West Moderately Conservative Profile II Fund

It is anticipated that the Merger will be consummated on or about June 16, 2017, or on such other date as the officers of Great-West Funds determine (the “Closing Date”). As of the close of business on the Closing Date, beneficial owners of Initial Class shares of each Target Fund will automatically receive a proportionate number of Initial Class shares of the corresponding Acquiring Fund (as set forth in the table below) based on each fund’s net asset value. Accordingly, when acquiring shares of a Target Fund prior to the Closing Date, you should also consider the strategies and risks of the applicable Acquiring Fund. Please see the prospectus or summary prospectus for the Acquiring Fund for further information on its strategies and risks.

Target Fund	Acquiring Fund
Great-West Aggressive Profile I Fund - Initial Class Shares	Great-West Aggressive Profile II Fund - Initial Class Shares
Great-West Conservative Profile I Fund - Initial Class Shares	Great-West Conservative Profile II Fund - Initial Class Shares
Great-West Moderate Profile I Fund - Initial Class Shares	Great-West Moderate Profile II Fund - Initial Class Shares
Great-West Moderately Aggressive Profile I Fund - Initial Class Shares	Great-West Moderately Aggressive Profile II Fund - Initial Class Shares
Great-West Moderately Conservative Profile I Fund - Initial Class Shares	Great-West Moderately Conservative Profile II Fund - Initial Class Shares

Additionally, immediately following the Merger, the Acquiring Funds will be re-named as follows:

Current Name	New Name
Great-West Aggressive Profile II Fund	Great-West Aggressive Profile Fund
Great-West Conservative Profile II Fund	Great-West Conservative Profile Fund
Great-West Moderate Profile II Fund	Great-West Moderate Profile Fund
Great-West Moderately Aggressive Profile II Fund	Great-West Moderately Aggressive Profile Fund
Great-West Moderately Conservative Profile II Fund	Great-West Moderately Conservative Profile Fund

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and

Summary Prospectuses.

Please keep this Supplement for future reference.